PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 91.1%
Asset-Backed Securities 4.7%
Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.319%(c)	07/15/26	13,964	$13,719,014
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-07A, Class A1AR, 144A, 3 Month LIBOR + 0.780% (Cap N/A, Floor 0.000%)	1.915(c)	07/18/27	22,939	22,507,865
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469(c)	10/15/30	20,000	19,534,314

Canyon CLO Ltd. (Cayman Islands), Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.920% (Cap N/A, Floor 1.920%)	2.319(c)	07/15/28	20,000	20,092,880
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.105(c)	04/17/31	15,472	14,968,230
Carlyle US CLO Ltd. (Cayman Islands), Series 2019-04A, Class A11, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.208(c)	01/15/33	20,000	19,745,786
Catamaran CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	2.358(c)	04/22/30	29,847	29,198,913
Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.385(c)	10/20/28	14,500	14,315,543
CIFC Funding Ltd. (Cayman Islands), Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	2.070(c)	04/24/30	20,200	19,740,828
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	2.379(c)	01/15/28	30,000	29,502,276
Elevation CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	2.449(c)	10/15/29	30,000	29,347,584
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.275(c)	01/20/28	25,000	24,572,118
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	2.415(c)	07/17/29	24,814	24,169,606

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

KKR CLO Ltd. (Cayman Islands), Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	2.405%(c)	07/18/30	22,500	$21,938,528
LCM LP (Cayman Islands), Series 13A, Class ARR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.275(c)	07/19/27	25,000	24,578,902
Madison Park Funding Ltd. (Cayman Islands), Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	2.018(c)	01/22/28	36,500	35,705,968
Northwoods Capital Ltd. (Cayman Islands), Series 2019-20A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.221(c)	01/25/30	10,750	10,583,328
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	2.019(c)	07/15/27	11,274	11,138,633
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.010(c)	10/30/30	19,882	19,495,831
Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)	1.840(c)	07/30/27	6,022	5,914,742

Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	1.417(c)	02/20/30	24,885	24,385,427
Regatta Funding LP (Cayman Islands), Series 2013-02A, Class A1R2, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.469(c)	01/15/29	30,000	29,468,292
SCOF Ltd. (Cayman Islands), Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	2.399(c)	07/15/28	42,375	41,874,581
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	2.425(c)	10/20/28	40,000	39,580,756
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.193(c)	01/23/29	35,000	34,442,082

TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.419(c)	01/15/29	4,000	3,937,869
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	2.099(c)	07/15/27	43,718	42,927,112

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1RR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	2.155%(c)	04/17/30	25,000	$24,125,000
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	2.035(c)	01/18/29	24,750	24,143,887
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.205(c)	01/20/31	11,725	11,372,612

Wellfleet CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910% (Cap N/A, Floor 0.000%)	2.045(c)	04/20/28	3,000	2,934,264
Zais CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.530% (Cap N/A, Floor 0.000%)	2.749(c)	10/15/28	19,833	19,354,895
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	2.335(c)	07/20/31	29,720	29,122,151

Total Asset-Backed Securities (cost $742,586,557)				738,439,817
Bank Loans 5.6%
Advertising 0.1%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 2 - 3 Month LIBOR + 3.500%	4.260(c)	08/21/26	10,000	9,285,000
Chemicals 0.4%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	4.450(c)	01/31/24	1,980	1,903,297
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	4.940(c)	07/01/26	1,100	1,046,375
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.222(c)	10/01/25	13,480	12,839,823
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%^	4.300(c)	06/26/25	26,324	24,875,620
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	8.863(c)	06/26/26	34,184	28,599,441
				69,264,556

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Commercial Services 0.4%
Financial & Risk Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	3.424%(c)	10/01/25	39,327	$38,709,200
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	4.200(c)	06/07/23	15,612	14,972,041
Verscend Holding Corp., Term B Loan, 1 Month LIBOR + 4.500%	4.674(c)	08/27/25	15,143	14,593,767
				68,275,008
Computers 0.8%
Everi Payments, Inc., Term Loan, 2 Month LIBOR + 10.500%^	11.500(c)	05/09/24	4,200	4,221,000
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500(c)	09/29/25	58,852	58,557,439
Term B USD Loan, 1 Month LIBOR + 3.750%	3.924(c)	09/30/24	58,647	57,356,540
				120,134,979
Electric 0.3%
Calpine Corp.,
Term Loan, 1 Month LIBOR + 2.250%	2.430(c)	01/15/24	10,549	10,308,337
Term Loan, 1 Month LIBOR + 2.250%	2.430(c)	04/06/26	1,841	1,789,595

Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	7.771(c)	07/30/26	36,193	31,849,950
				43,947,882
Engineering & Construction 0.2%
Landry’s Finance Acquisition Co., B Term Loan, 3 Month LIBOR + 12.000%	13.000(c)	10/04/23	27,650	28,410,375
Entertainment 0.6%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%^	3.750(c)	10/21/24	12,183	10,477,724
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.072(c)	12/10/24	46,857	46,725,113
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%	3.329(c)	08/14/24	30,973	27,694,872
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1 Month LIBOR + 8.000%	9.000(c)	05/11/26	14,500	14,536,250
				99,433,959

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services 0.0%
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.154%(c)	11/17/25	3,800	$3,634,616
Insurance 0.1%
Asurion LLC,
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	3.174(c)	11/03/23	7,231	7,033,896
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	6.674(c)	08/04/25	14,460	14,380,470
				21,414,366
Media 0.1%
Entercom Media Corp., Term Loan B-2, 1 Month LIBOR + 2.500%^	2.670(c)	11/18/24	5,000	4,575,000
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.174(c)	05/01/26	17,491	16,321,401
				20,896,401
Oil & Gas 0.6%
Chesapeake Energy Corp., Class A Loan, 2 Month LIBOR + 8.000%	9.000(c)	06/24/24	82,325	42,397,375
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000(c)	08/01/23	13,432	12,206,785
CITGO Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%	6.000(c)	03/28/24	14,228	13,534,099
Term B Loan, 1 Month LIBOR + 4.500%^	5.500(c)	07/29/21	26,705	26,437,825
				94,576,084
Pharmaceuticals 0.1%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	4.200(c)	09/24/24	13,437	9,212,552
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	3.750(c)	02/24/25	7,000	4,760,124
				13,972,676

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail 0.2%
EG America LLC (United Kingdom), Second Lien Facility (USD), 1 - 6 Month LIBOR + 8.000%^	9.072%(c)	04/20/26	6,489	$5,840,072
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24	24,350	23,010,750
				28,850,822
Software 1.0%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	4.424(c)	10/02/25	19,260	18,131,887
Compuware Corp., Senior Secured Term Loan, PRIME + 3.000%	6.250(c)	08/22/25	12,330	12,258,326
Dun & Bradstreet Corp. (The), Term Loan B, 1 Month LIBOR + 4.000%	4.174(c)	02/06/26	16,263	15,822,372
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	8.250(c)	06/13/25	22,874	20,049,089
First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	12,895	11,642,013
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%	3.424(c)	02/25/27	12,550	11,964,329
Second Lien Initial Loan	7.125	02/25/25	11,425	10,982,281

Kronos, Inc., Second Lien Initial Term Loan, 1 Month LIBOR + 8.250%	9.250(c)	11/01/24	7,500	7,429,688
RP Crown Parent LLC, Initial Term Loan, 1 Month LIBOR + 2.750%^	3.750(c)	10/12/23	3,000	2,925,000
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.430(c)	03/03/28	20,450	19,683,125
Term Loan B-3, 1 Month LIBOR + 3.750%	3.930(c)	06/30/26	28,555	27,484,146
				158,372,256
Telecommunications 0.7%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	3.800(c)	05/27/24	10,555	8,761,123
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.625	01/02/24	14,070	14,105,175
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.450(c)	10/10/24	41,316	33,534,983

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Xplornet Communications, Inc. (Canada),
New Term B Loan, 3 Month LIBOR + 4.000%	5.450%(c)	09/09/21	15,599	$15,423,225
New Term B Loan, 3 Month LIBOR + 4.000%^	5.450(c)	06/30/27	43,250	41,303,750
				113,128,256

Total Bank Loans (cost $957,545,739)				893,597,236
Corporate Bonds 74.4%
Advertising 0.7%
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, 144A^	0.000(cc)	12/31/23	2,422	1,380,398
National CineMedia LLC,
Sr. Sec’d. Notes, 144A(a)	5.875	04/15/28	18,628	14,880,343
Sr. Unsec’d. Notes	5.750	08/15/26	20,485	12,330,999
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A(a)	5.000	08/15/27	14,300	13,914,345
Gtd. Notes, 144A	6.250	06/15/25	21,082	21,682,771

Terrier Media Buyer, Inc., Gtd. Notes, 144A(a)	8.875	12/15/27	40,995	39,935,616
				104,124,472
Aerospace & Defense 2.7%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30	54,500	58,358,606
Sr. Unsec’d. Notes	5.805	05/01/50	70,850	80,085,063
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.450	05/01/34	3,925	2,095,163
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	67,842	41,578,253
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	41,719	25,345,703
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	108,772	64,471,443
Sr. Unsec’d. Notes, 144A(a)	8.750	12/01/21	103,508	75,196,357

Howmet Aerospace, Inc., Sr. Unsec’d. Notes(a)	6.875	05/01/25	11,175	11,811,325
Spirit AeroSystems, Inc., Sec’d. Notes, 144A(a)	7.500	04/15/25	26,825	26,684,621
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	22,275	24,251,608

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

TransDigm UK Holdings PLC, Gtd. Notes	6.875%	05/15/26	4,875	$4,548,581
TransDigm, Inc.,
Gtd. Notes	6.375	06/15/26	11,450	10,759,994
Gtd. Notes(a)	6.500	07/15/24	4,830	4,730,402
Gtd. Notes	6.500	05/15/25	2,300	2,250,595
				432,167,714
Agriculture 0.4%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	7,600	7,650,517
Sr. Sec’d. Notes, 144A	6.125	02/01/25	56,101	55,175,932
				62,826,449
Apparel 0.3%
Hanesbrands, Inc., Gtd. Notes, 144A(a)	5.375	05/15/25	8,210	8,444,228
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	3,000	3,061,231
William Carter Co. (The), Gtd. Notes, 144A(a)	5.500	05/15/25	10,350	10,681,557
Wolverine World Wide, Inc.,
Gtd. Notes, 144A(a)	5.000	09/01/26	10,000	9,434,075
Gtd. Notes, 144A	6.375	05/15/25	12,325	12,820,309
				44,441,400
Auto Manufacturers 1.6%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.750	10/01/27	2,263	2,214,693
Sr. Unsec’d. Notes, 144A(a)	5.875	06/01/29	8,550	8,726,233
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	4.750	01/15/43	74,930	57,252,472
Sr. Unsec’d. Notes	5.291	12/08/46	68,158	53,781,345
Sr. Unsec’d. Notes	8.500	04/21/23	1,275	1,323,042
Sr. Unsec’d. Notes	9.000	04/22/25	21,650	22,751,657
Sr. Unsec’d. Notes(a)	9.625	04/22/30	12,260	13,644,483
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.343	11/02/20	2,975	2,950,457
Sr. Unsec’d. Notes(a)	3.157	08/04/20	1,750	1,747,634
Sr. Unsec’d. Notes	3.350	11/01/22	3,860	3,664,006

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	5.085%	01/07/21	1,000	$996,287
Sr. Unsec’d. Notes(a)	5.584	03/18/24	10,375	10,303,164
Navistar International Corp.,
Gtd. Notes, 144A	6.625	11/01/25	50,047	47,031,177
Sr. Sec’d. Notes, 144A(a)	9.500	05/01/25	20,550	22,251,134
				248,637,784
Auto Parts & Equipment 1.3%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	50,556	42,474,935
Adient U.S. LLC, Sr. Sec’d. Notes, 144A(a)	9.000	04/15/25	6,025	6,462,400
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	11,075	10,541,232
Gtd. Notes	6.250	03/15/26	32,657	30,700,898
Gtd. Notes(a)	6.500	04/01/27	22,973	21,480,708
Gtd. Notes	6.625	10/15/22	4,470	4,459,191

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	30,981	19,843,059
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	6,559	6,498,342
Gtd. Notes, 144A(a)	6.500	06/01/26	39,142	39,539,465

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	4,150	3,988,200
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%	4.750	09/15/26	2,725	2,615,073
Titan International, Inc., Sr. Sec’d. Notes	6.500	11/30/23	22,449	12,303,929
				200,907,432
Banks 0.3%
CIT Group, Inc.,
Sr. Unsec’d. Notes(a)	4.125	03/09/21	1,500	1,500,146
Sr. Unsec’d. Notes(a)	4.750	02/16/24	4,361	4,369,203
Sr. Unsec’d. Notes	5.000	08/01/23	10,075	10,136,550
Sr. Unsec’d. Notes(a)	5.250	03/07/25	5,475	5,505,924
Sub. Notes(a)	6.125	03/09/28	23,900	24,461,512
				45,973,335

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 1.9%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A(a)	5.450%	11/19/29	24,000	$22,422,936
Sr. Sec’d. Notes, 144A	7.750	04/16/26	1,850	1,932,497

Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26	51,567	49,485,835
Griffon Corp.,
Gtd. Notes	5.250	03/01/22	6,011	5,890,331
Gtd. Notes(a)	5.750	03/01/28	51,620	51,076,625
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	13,233	12,652,114
Gtd. Notes, 144A(a)	4.875	12/15/27	11,334	10,650,472
Sr. Sec’d. Notes, 144A(a)	6.250	05/15/25	6,350	6,549,111
Masonite International Corp.,
Gtd. Notes, 144A	5.375	02/01/28	6,021	6,094,619
Gtd. Notes, 144A	5.750	09/15/26	4,164	4,247,679

Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27	13,775	13,846,116
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	25,753	26,007,366
Sr. Unsec’d. Notes, 144A(a)	5.000	02/15/27	8,240	8,475,616
Sr. Unsec’d. Notes, 144A	5.375	11/15/24	2,000	2,040,462
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes(a)	6.125	07/15/23	9,383	9,422,226
Gtd. Notes, 144A	5.125	06/01/25	7,235	7,107,805
Gtd. Notes, 144A	6.500	03/15/27	4,745	4,815,036

U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	54,124	54,579,972
				297,296,818
Chemicals 3.4%
Ashland LLC, Gtd. Notes(a)	6.875	05/15/43	36,320	40,921,883
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(a)	8.750	06/01/23	37,626	37,512,514
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250	02/01/25	17,999	17,800,738
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	26,430	23,801,338
Gtd. Notes(a)	6.625	05/15/23	7,888	7,928,426

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Chemours Co. (The), (cont’d.)
Gtd. Notes(a)	7.000%	05/15/25	48,561	$47,497,329

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	19,263	16,173,171
Element Solutions, Inc., Gtd. Notes, 144A(a)	5.875	12/01/25	9,433	9,714,471
Hexion, Inc., Gtd. Notes, 144A(a)	7.875	07/15/27	39,614	35,723,299
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A(a)	4.875	06/01/24	1,495	1,381,370
Sr. Unsec’d. Notes, 144A	5.000	05/01/25	7,100	6,269,411
Sr. Unsec’d. Notes, 144A	5.250	06/01/27	31,640	26,842,420

Olin Corp., Sr. Unsec’d. Notes, 144A(a)	9.500	06/01/25	18,750	20,463,028
PolyOne Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	8,225	8,603,928
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	28,129	25,294,623
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	39,410	40,870,474
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	26,054	22,332,162
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	47,527	45,111,358
Tronox, Inc.,
Gtd. Notes, 144A(a)	6.500	04/15/26	26,805	25,461,973
Sr. Sec’d. Notes, 144A(a)	6.500	05/01/25	15,875	16,388,162
Valvoline, Inc.,
Gtd. Notes, 144A(a)	4.250	02/15/30	7,760	7,737,887
Gtd. Notes, 144A	4.375	08/15/25	8,240	8,367,706
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A(a)	5.750	07/15/25	33,017	21,546,093
Sr. Sec’d. Notes, 144A	9.500	07/01/25	15,135	15,280,337
				529,024,101
Commercial Services 3.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	13,400	14,155,840
Sr. Unsec’d. Notes, 144A(a)	9.750	07/15/27	33,834	35,948,625

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625%	10/01/27	7,075	$6,863,468
Laureate Education, Inc., Gtd. Notes, 144A(a)	8.250	05/01/25	61,848	65,165,282
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A	5.500	10/01/21	8,345	8,355,725
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	4.500	10/01/20	1,900	1,899,830
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A(a)	8.250	11/15/26	124,417	136,657,872
Sr. Sec’d. Notes, 144A(a)	6.250	05/15/26	1,285	1,373,728
United Rentals North America, Inc.,
Gtd. Notes(a)	4.000	07/15/30	16,195	15,783,301
Gtd. Notes	4.875	01/15/28	67,000	69,129,144
Gtd. Notes	5.250	01/15/30	49,840	52,086,054
Gtd. Notes(a)	5.500	07/15/25	18,388	19,020,741
Gtd. Notes(a)	5.500	05/15/27	13,305	14,135,296
Gtd. Notes(a)	5.875	09/15/26	34,904	36,723,519
Gtd. Notes(a)	6.500	12/15/26	23,757	25,402,556

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	36,565	39,311,169
				542,012,150
Computers 1.2%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	9.750	09/01/26	94,423	94,722,912
Dell International LLC/EMC Corp., Gtd. Notes, 144A(a)	5.875	06/15/21	5,792	5,795,393
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	34,139	30,043,645
NCR Corp.,
Gtd. Notes(a)	6.375	12/15/23	3,140	3,197,358
Gtd. Notes, 144A(a)	5.750	09/01/27	11,592	11,573,776
Gtd. Notes, 144A(a)	8.125	04/15/25	7,155	7,692,515
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	8,325	8,684,073
Sr. Unsec’d. Notes, 144A(a)	6.750	06/01/25	21,850	21,849,314
				183,558,986

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.4%
Anixter, Inc.,
Gtd. Notes	5.500%	03/01/23	1,975	$1,987,301
Gtd. Notes	6.000	12/01/25	10,190	10,363,673

Core & Main Holdings LP, Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%	8.625	09/15/24	35,875	33,828,649
H&E Equipment Services, Inc., Gtd. Notes(a)	5.625	09/01/25	17,698	17,325,373
Performance Food Group, Inc., Gtd. Notes, 144A	5.500	10/15/27	4,150	4,074,407
				67,579,403
Diversified Financial Services 2.3%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	20,850	18,657,751
Ally Financial, Inc.,
Gtd. Notes	8.000	11/01/31	825	1,040,569
Sub. Notes(a)	5.750	11/20/25	4,430	4,650,955

Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	4,000	3,535,845
Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	14,515	14,462,367
LPL Holdings, Inc., Gtd. Notes, 144A(a)	5.750	09/15/25	27,400	28,586,588
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	43,875	40,481,764
Gtd. Notes, 144A	8.125	07/15/23	23,567	24,018,503
Gtd. Notes, 144A(a)	9.125	07/15/26	101,097	103,105,048
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	6,666	5,638,057
Gtd. Notes, 144A	5.500	02/15/24	9,390	8,059,359
Springleaf Finance Corp.,
Gtd. Notes	6.625	01/15/28	31,021	29,617,622
Gtd. Notes	6.875	03/15/25	23,675	23,355,891
Gtd. Notes	7.125	03/15/26	64,085	63,388,900
Gtd. Notes	8.250	10/01/23	1,568	1,602,546
				370,201,765
Electric 2.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)	4.500	02/15/28	13,845	13,958,068

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Calpine Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	5.500%	02/01/24	13,874	$14,005,508
Sr. Unsec’d. Notes(a)	5.750	01/15/25	145,608	149,035,445
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	126,950	128,839,594

Keystone & Conemaugh Pass-Through Certificates, Gtd. Notes, 144A	9.000	12/01/23	4,074	4,073,672
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK 13.000%	13.000	06/01/24	8,578	8,579,802
Mirant Corp., Bonds, 144A^	—(p)	07/15/49	2,675	2,675
NRG Energy, Inc.,
Gtd. Notes(a)	5.750	01/15/28	12,050	13,131,994
Gtd. Notes	6.625	01/15/27	2,510	2,681,620
Gtd. Notes(a)	7.250	05/15/26	6,160	6,610,608
Gtd. Notes, 144A	5.250	06/15/29	6,025	6,590,879

Vistra Energy Corp., Gtd. Notes	5.875	06/01/23	2,450	2,473,985
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	28,995	30,410,434
Gtd. Notes, 144A	5.500	09/01/26	29,670	31,221,732
Gtd. Notes, 144A	5.625	02/15/27	47,670	50,673,711
				462,289,727
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	16,155	16,155,000
Gtd. Notes, 144A	7.250	06/15/28	22,055	21,888,264
				38,043,264
Electronics 0.1%
Itron, Inc., Gtd. Notes, 144A(a)	5.000	01/15/26	6,325	6,358,897
Sensata Technologies BV,
Gtd. Notes, 144A(a)	4.875	10/15/23	9,193	9,482,029
Gtd. Notes, 144A	5.000	10/01/25	1,225	1,270,937
Gtd. Notes, 144A(a)	5.625	11/01/24	950	999,105
				18,110,968

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A(a)	6.500%	01/15/26		9,975	$10,547,966
Engineering & Construction 0.7%
AECOM,
Gtd. Notes	5.125	03/15/27		39,603	42,298,860
Gtd. Notes	5.875	10/15/24		18,073	19,358,079

PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25		15,625	15,862,659
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26		30,409	31,083,329
					108,602,927
Entertainment 3.6%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25		35,720	9,205,573
Gtd. Notes	5.875	11/15/26		56,899	14,303,829
Gtd. Notes	6.125	05/15/27		17,075	4,403,865

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		94,425	83,970,148
Eldorado Resorts, Inc.,
Gtd. Notes(a)	6.000	04/01/25		18,051	18,474,213
Gtd. Notes	7.000	08/01/23		26,219	26,548,503

Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	7.625	04/15/26		47,003	40,382,549
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27		23,370	23,781,646
Sr. Sec’d. Notes, 144A(a)	6.500	02/15/25		13,431	13,863,126

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		41,737	31,724,720
Live Nation Entertainment, Inc., Sr. Sec’d. Notes, 144A(a)	6.500	05/15/27		5,216	5,532,927
Merlin Entertainments Ltd. (United Kingdom), Gtd. Notes, 144A(a)	5.750	06/15/26		2,450	2,362,550
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A(a)	6.625	11/15/27		38,511	32,658,193
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27		53,329	50,394,107
Scientific Games International, Inc.,
Gtd. Notes	5.500	02/15/26	EUR	11,350	9,074,729
Gtd. Notes	6.625	05/15/21		31,889	30,605,389

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Scientific Games International, Inc., (cont’d.)
Gtd. Notes, 144A(a)	7.000%	05/15/28		47,783	$42,105,312
Gtd. Notes, 144A(a)	7.250	11/15/29		13,475	11,864,099
Gtd. Notes, 144A	8.250	03/15/26		44,699	41,030,306

Six Flags Entertainment Corp., Gtd. Notes, 144A(a)	4.875	07/31/24		21,706	20,440,734
Twin River Worldwide Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	6.750	06/01/27		37,116	34,214,993
Vail Resorts, Inc., Gtd. Notes, 144A	6.250	05/15/25		10,000	10,533,673
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(a)	5.125	10/01/29		9,020	8,671,223
Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25		3,575	3,711,635
					569,858,042
Food Service 0.1%
Aramark Services, Inc., Gtd. Notes, 144A(a)	6.375	05/01/25		20,075	20,997,488
Foods 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	4.875	02/15/30		7,400	7,669,490
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		5,202	5,347,875
Gtd. Notes(a)	5.250	09/15/27		19,553	20,053,876
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	5.750	06/15/25		33,670	34,559,210
Gtd. Notes, 144A	5.875	07/15/24		14,270	14,511,216
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		38,194	41,565,150
Sr. Unsec’d. Notes, 144A(a)	5.500	01/15/30		26,540	27,539,435

Lamb Weston Holdings, Inc., Gtd. Notes, 144A(a)	4.875	05/15/28		815	853,799
Picard Groupe SAS (France), Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	10,250	10,810,171
Pilgrim’s Pride Corp.,
Gtd. Notes	5.750	03/15/25		200	204,512
Gtd. Notes, 144A	5.750	03/15/25		1,550	1,584,970

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Pilgrim’s Pride Corp., (cont’d.)
Gtd. Notes, 144A(a)	5.875%	09/30/27	43,790	$45,611,502
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	5.500	12/15/29	22,849	23,997,395
Gtd. Notes, 144A(a)	5.625	01/15/28	8,426	8,891,860

US Foods, Inc., Gtd. Notes, 144A(a)	5.875	06/15/24	38,374	37,183,515
				280,383,976
Gas 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	39,874	41,568,378
Sr. Unsec’d. Notes	5.625	05/20/24	8,440	8,822,801
Sr. Unsec’d. Notes	5.750	05/20/27	37,802	40,033,227
Sr. Unsec’d. Notes	5.875	08/20/26	30,331	32,255,523
				122,679,929
Healthcare-Products 0.0%
Teleflex, Inc., Gtd. Notes, 144A(a)	4.250	06/01/28	7,075	7,282,271
Healthcare-Services 4.1%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.625	02/15/23	4,172	4,175,469
Gtd. Notes	6.125	03/15/21	7,725	7,694,766
Gtd. Notes	6.500	03/01/24	4,307	4,360,147

Centene Corp., Sr. Unsec’d. Notes	4.250	12/15/27	10,940	11,436,347
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	6.250	03/31/23	5,367	5,211,209
DaVita, Inc., Sr. Unsec’d. Notes, 144A	4.625	06/01/30	24,720	24,660,110
Encompass Health Corp., Gtd. Notes(a)	4.750	02/01/30	3,145	3,200,294
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	9,532	7,994,133
HCA, Inc.,
Gtd. Notes(a)	3.500	09/01/30	3,100	3,048,798
Gtd. Notes(a)	5.375	02/01/25	28,507	31,301,964
Gtd. Notes(a)	5.625	09/01/28	35,812	41,040,764

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc., (cont’d.)
Gtd. Notes(a)	5.875%	02/01/29	13,995	$16,302,578
Gtd. Notes	7.500	12/15/23	12,480	13,979,809
MEDNAX, Inc.,
Gtd. Notes, 144A(a)	5.250	12/01/23	18,775	18,437,812
Gtd. Notes, 144A(a)	6.250	01/15/27	18,026	17,012,200

Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(a)	8.500	12/01/22	89,680	78,633,528
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	86,328	93,469,429
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A	6.750	07/01/25	12,477	11,434,122
Gtd. Notes, 144A(a)	10.000	04/15/27	15,800	15,721,137
Tenet Healthcare Corp.,
Sec’d. Notes(a)	5.125	05/01/25	4,452	4,522,844
Sec’d. Notes, 144A(a)	6.250	02/01/27	47,175	48,829,115
Sr. Sec’d. Notes	4.625	07/15/24	10,500	10,629,986
Sr. Unsec’d. Notes(a)	6.750	06/15/23	42,544	44,552,626
Sr. Unsec’d. Notes	6.875	11/15/31	20,450	18,729,127
Sr. Unsec’d. Notes(a)	7.000	08/01/25	73,622	74,198,168
Sr. Unsec’d. Notes	8.125	04/01/22	29,463	31,085,159
				641,661,641
Home Builders 4.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	6.625	01/15/28	6,685	5,725,020
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	25,954	23,979,836
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	26,936	27,711,216
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	27,091	25,495,741
Gtd. Notes	6.750	03/15/25	28,276	28,501,697
Gtd. Notes	7.250	10/15/29	35,856	35,024,486
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	4.875	02/15/30	19,305	16,356,907
Gtd. Notes, 144A	6.250	09/15/27	23,060	21,953,975
Gtd. Notes, 144A	6.375	05/15/25	46,150	45,559,915

Century Communities, Inc., Gtd. Notes(a)	6.750	06/01/27	30,388	31,018,199

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Forestar Group, Inc.,
Gtd. Notes, 144A(a)	5.000%	03/01/28	11,300	$10,638,345
Gtd. Notes, 144A	8.000	04/15/24	27,697	27,944,668
KB Home,
Gtd. Notes(a)	4.800	11/15/29	6,125	6,201,231
Gtd. Notes(a)	6.875	06/15/27	25,175	27,911,460
Gtd. Notes	7.000	12/15/21	787	826,188
Gtd. Notes(a)	7.500	09/15/22	525	573,504
Gtd. Notes	7.625	05/15/23	8,400	9,220,473
Lennar Corp.,
Gtd. Notes	4.875	12/15/23	4,075	4,300,571
Gtd. Notes	5.250	06/01/26	9,250	9,952,811
Gtd. Notes	5.375	10/01/22	3,675	3,854,566
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	33,164	30,841,525
Gtd. Notes	5.625	08/01/25	13,591	13,358,418
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	28,675	26,444,153
Sr. Unsec’d. Notes, 144A(a)	5.250	12/15/27	18,906	18,196,293
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	22,873	23,605,403
Gtd. Notes	6.000	06/01/25	14,125	15,156,601

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	15,899	13,938,698
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	4.750	02/15/28	13,656	12,679,101
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	6,433	6,335,317
Gtd. Notes, 144A	5.875	01/31/25	43,698	44,231,843
Gtd. Notes, 144A	5.875	06/15/27	33,511	33,386,933
Gtd. Notes, 144A	6.000	09/01/23	11,371	11,469,975
Gtd. Notes, 144A	6.625	07/15/27	40,698	40,561,231
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	23,245	22,954,158
Gtd. Notes, 144A	5.875	04/15/23	16,125	16,140,958
				692,051,416
Household Products/Wares 0.2%
Spectrum Brands, Inc.,
Gtd. Notes(a)	5.750	07/15/25	23,102	23,820,510

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares (cont’d.)
Spectrum Brands, Inc., (cont’d.)
Gtd. Notes	6.125%	12/15/24	2,392	$2,452,678
Gtd. Notes, 144A(a)	5.000	10/01/29	4,925	4,818,807
				31,091,995
Housewares 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.500	10/15/29	13,792	14,150,785
Gtd. Notes	5.250	12/15/26	8,632	8,972,385
				23,123,170
Internet 0.1%
Netflix, Inc.,
Sr. Unsec’d. Notes	5.375	02/01/21	1,446	1,476,372
Sr. Unsec’d. Notes, 144A(a)	3.625	06/15/25	9,255	9,490,406

Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	10.750	06/01/28	5,920	6,170,525
				17,137,303
Iron/Steel 0.3%
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.750	03/15/26	4,450	4,059,609
Sr. Sec’d. Notes, 144A	9.875	10/17/25	42,192	43,942,681
				48,002,290
Leisure Time 0.6%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A(a)	12.250	05/15/24	12,485	13,488,238
Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	34,375	20,675,338
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A(a)	10.875	06/01/23	6,450	6,729,950
Sr. Sec’d. Notes, 144A(a)	11.500	06/01/25	6,250	6,608,210
Sr. Unsec’d. Notes(a)	2.650	11/28/20	21,875	20,877,072
Sr. Unsec’d. Notes	5.250	11/15/22	3,213	2,665,638
Sr. Unsec’d. Notes(a)	7.500	10/15/27	11,700	9,122,752

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	36,620	22,032,550
				102,199,748

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 1.9%
Boyd Gaming Corp.,
Gtd. Notes	6.375%	04/01/26	21,194	$21,064,178
Sr. Unsec’d. Notes, 144A(a)	8.625	06/01/25	10,875	11,624,877
Hilton Domestic Operating Co., Inc.,
Gtd. Notes(a)	4.875	01/15/30	12,000	11,931,184
Gtd. Notes	5.125	05/01/26	14,500	14,612,547
Gtd. Notes, 144A	5.375	05/01/25	6,130	6,271,141
Gtd. Notes, 144A(a)	5.750	05/01/28	7,200	7,432,018

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes(a)	4.875	04/01/27	22,400	22,354,455
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.875	03/01/21	5,650	5,639,393
Sr. Unsec’d. Notes	4.625	06/15/30	4,930	5,045,605
Sr. Unsec’d. Notes, Series EE(a)	5.750	05/01/25	6,250	6,778,644

Marriott Ownership Resorts, Inc., Gtd. Notes, 144A	4.750	01/15/28	6,450	5,706,381
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	470	449,823
Gtd. Notes(a)	5.500	04/15/27	32,283	31,406,615
Gtd. Notes(a)	5.750	06/15/25	11,373	11,329,736
Gtd. Notes(a)	6.000	03/15/23	15,840	15,911,480
Gtd. Notes(a)	6.750	05/01/25	47,403	47,994,687
Gtd. Notes(a)	7.750	03/15/22	13,075	13,526,966
Station Casinos LLC,
Gtd. Notes, 144A(a)	4.500	02/15/28	22,409	19,443,563
Gtd. Notes, 144A(a)	5.000	10/01/25	15,874	14,314,002

Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	9,375	8,101,833
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/29	16,750	16,641,976
				297,581,104
Machinery-Diversified 0.4%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	8,177	8,288,238
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	50,128	48,871,424
				57,159,662

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 6.6%
AMC Networks, Inc., Gtd. Notes(a)	4.750%	08/01/25	27,825	$27,993,406
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.500	05/01/32	30,050	31,071,035
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	15,125	15,810,907
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	29,930	31,344,788
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	1,575	1,652,020
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	37,028	39,951,411
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	26,139	27,594,789
Sr. Unsec’d. Notes, 144A	5.750	02/15/26	27,768	28,914,476
Sr. Unsec’d. Notes, 144A(a)	5.875	04/01/24	4,000	4,122,505
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	12,155	12,733,432
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	9.250	02/15/24	196,786	180,566,983
Sr. Sec’d. Notes, 144A(a)	5.125	08/15/27	4,140	4,140,000
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.375	07/15/23	35,359	35,895,338
Gtd. Notes, 144A(a)	5.375	02/01/28	11,490	12,222,196
Gtd. Notes, 144A(a)	6.625	10/15/25	13,850	14,460,140
Sr. Unsec’d. Notes	6.750	11/15/21	5,000	5,267,522
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	18,372	20,395,976
Sr. Unsec’d. Notes, 144A	10.875	10/15/25	54,401	58,912,338

Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	6.750	07/01/26	36,416	30,373,951
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27	111,659	67,287,279
Sr. Sec’d. Notes, 144A	5.375	08/15/26	34,717	27,563,986
DISH DBS Corp.,
Gtd. Notes(a)	5.000	03/15/23	7,905	7,885,346
Gtd. Notes(a)	7.750	07/01/26	73,509	76,281,042
Entercom Media Corp.,
Gtd. Notes, 144A(a)	7.250	11/01/24	7,646	6,023,364
Sec’d. Notes, 144A(a)	6.500	05/01/27	20,435	18,148,149
Gray Television, Inc.,
Gtd. Notes, 144A(a)	5.125	10/15/24	2,408	2,437,870
Gtd. Notes, 144A(a)	5.875	07/15/26	18,683	19,326,877
Gtd. Notes, 144A(a)	7.000	05/15/27	11,439	12,148,028
iHeartCommunications, Inc.,
Gtd. Notes(a)	8.375	05/01/27	18,532	17,343,810
Sr. Sec’d. Notes(a)	6.375	05/01/26	14,955	15,704,360

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375%	08/15/27	7,675	$7,799,579
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A(a)	5.625	08/01/24	17,264	17,732,153
Gtd. Notes, 144A(a)	5.625	07/15/27	6,700	6,866,503

Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	12,231	12,884,074
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	21,707	22,141,197
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	37,061	37,768,079

Scripps Escrow, Inc., Gtd. Notes, 144A(a)	5.875	07/15/27	6,370	5,923,628
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.125	02/15/27	19,070	17,841,912
Gtd. Notes, 144A	5.875	03/15/26	15,052	14,735,724
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	05/15/23	24,350	23,695,555
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	19,472	18,600,519

Videotron Ltd. (Canada), Gtd. Notes(a)	5.000	07/15/22	650	672,871
				1,040,235,118
Metal Fabricate/Hardware 0.0%
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	6,841	6,814,647
Mining 2.2%
Constellium SE,
Gtd. Notes, 144A	5.750	05/15/24	1,736	1,741,241
Gtd. Notes, 144A(a)	5.875	02/15/26	18,827	19,007,763
Gtd. Notes, 144A(a)	6.625	03/01/25	18,060	18,434,495

Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	29,515	31,256,084
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	6.500	03/01/24	33,687	30,408,782
Gtd. Notes, 144A(a)	6.875	03/01/26	13,426	11,982,866
Gtd. Notes, 144A	7.250	05/15/22	3,475	3,260,890
Gtd. Notes, 144A	7.250	04/01/23	9,845	9,110,422
Gtd. Notes, 144A	7.500	04/01/25	27,186	24,691,803

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes(a)	3.550%	03/01/22	440	$446,924
Gtd. Notes	3.875	03/15/23	41,103	41,419,906
Gtd. Notes(a)	4.550	11/14/24	20,156	20,507,311

Hecla Mining Co., Gtd. Notes	7.250	02/15/28	14,275	14,490,571
IAMGOLD Corp. (Canada), Gtd. Notes, 144A(a)	7.000	04/15/25	27,242	27,927,293
New Gold, Inc. (Canada),
Gtd. Notes, 144A(a)	6.250	11/15/22	49,066	49,214,619
Gtd. Notes, 144A	6.375	05/15/25	21,030	20,503,162
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30	5,575	5,296,676
Gtd. Notes, 144A(a)	5.875	09/30/26	22,283	22,838,788
				352,539,596
Miscellaneous Manufacturing 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	7,700	7,840,094
Sr. Unsec’d. Notes, 144A(a)	4.625	05/15/30	14,630	13,809,544

FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	12,011	9,934,534
				31,584,172
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	4.125	05/01/25	10,350	10,621,868
Oil & Gas 5.0%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	103,934	107,260
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	58,335	34,224,925
Gtd. Notes	5.125	12/01/22	19,473	13,935,343
Gtd. Notes	5.375	11/01/21	17,032	15,244,036
Gtd. Notes	5.625	06/01/23	57,640	34,511,084
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	36,718	25,065,532

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Ascent Resources Utica Holdings LLC/ARU Finance Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	10.000%	04/01/22	59,338	$51,932,988

Chesapeake Energy Corp., Gtd. Notes	4.875	04/15/22	5,725	168,119
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	08/01/24	37,525	36,423,902
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	29,784	29,620,178
Gtd. Notes, 144A	7.250	03/14/27	71,229	67,451,376

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25	7,437	7,124,817
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875	08/15/25(d)	23,275	2,559,639
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	32,965	32,230,865
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	43,492	3,221,311
Gtd. Notes, 144A	7.375	05/15/24	12,785	750,864
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	5.000	12/01/24	3,100	2,767,505
Sr. Unsec’d. Notes, 144A(a)	5.750	10/01/25	20,598	18,526,163
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	21,614	18,635,803
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	7.000	03/31/24	14,060	13,641,270
Sec’d. Notes, 144A	6.500	01/15/25	1,200	1,181,518
Sr. Unsec’d. Notes, 144A(a)	7.125	02/01/27	19,769	17,981,867
Nabors Industries Ltd.,
Gtd. Notes, 144A(a)	7.250	01/15/26	9,100	5,182,316
Gtd. Notes, 144A	7.500	01/15/28	21,735	11,954,059

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	47,803	14,818,930
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	2.700	08/15/22	3,900	3,573,098
Sr. Unsec’d. Notes(a)	2.700	02/15/23	13,800	11,867,915
Sr. Unsec’d. Notes(a)	2.900	08/15/24	35,595	28,163,412
Sr. Unsec’d. Notes	3.125	02/15/22	11,425	10,680,842
Sr. Unsec’d. Notes	4.850	03/15/21	1,125	1,102,475
Sr. Unsec’d. Notes	6.950	07/01/24	750	678,569

PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A	9.250	05/15/25	28,455	30,809,186
Precision Drilling Corp. (Canada),
Gtd. Notes(a)	5.250	11/15/24	20,000	9,645,299

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Precision Drilling Corp. (Canada), (cont’d.)
Gtd. Notes(a)	7.750%	12/15/23	5,650	$2,990,769
Gtd. Notes, 144A(a)	7.125	01/15/26	28,993	15,156,624
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	43,175	36,097,060
Gtd. Notes	5.000	08/15/22	3,578	3,349,127
Gtd. Notes	5.000	03/15/23	14,496	13,101,331
Gtd. Notes	5.875	07/01/22	8,090	7,651,244
Gtd. Notes, 144A(a)	9.250	02/01/26	25,675	24,209,302

Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375	09/30/25	1,410	1,167,461
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^	6.500	07/15/22(d)	1,800	18
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.875	01/15/23	2,599	2,640,236
Gtd. Notes	5.500	02/15/26	11,550	11,683,644
Gtd. Notes	5.875	03/15/28	1,525	1,544,405
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	38,028	20,926,024
Gtd. Notes, 144A	7.500	01/15/26	30,108	16,617,767
Gtd. Notes, 144A	8.000	02/01/27	24,995	13,670,945
Valaris PLC (Saudi Arabia),
Sr. Unsec’d. Notes	5.750	10/01/44	6,475	538,884
Sr. Unsec’d. Notes	7.375	06/15/25	1,250	118,482
Sr. Unsec’d. Notes(a)	7.750	02/01/26	48,186	3,236,763
WPX Energy, Inc.,
Sr. Unsec’d. Notes(a)	5.250	09/15/24	19,445	19,295,963
Sr. Unsec’d. Notes(a)	5.250	10/15/27	28,350	27,642,122
Sr. Unsec’d. Notes(a)	5.750	06/01/26	6,445	6,441,661
Sr. Unsec’d. Notes	8.250	08/01/23	4,165	4,519,056
				788,381,354
Packaging & Containers 0.7%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%(a)	6.500	06/30/27	20,675	20,431,477
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	12,475	12,508,482
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	26,125	25,733,125
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25	5,161	5,404,030

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Owens-Brockway Glass Container, Inc., (cont’d.)
Gtd. Notes, 144A(a)	6.625%	05/13/27	21,875	$23,061,797
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Gtd. Notes, 144A(a)	7.000	07/15/24	16,235	16,391,704
Sr. Sec’d. Notes, 144A(a)	5.125	07/15/23	3,196	3,229,942

TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	4,730	4,690,777
				111,451,334
Pharmaceuticals 1.6%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	13,555	14,835,421
Gtd. Notes, 144A	9.250	04/01/26	8,000	8,898,077
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	32,948	31,966,918
Gtd. Notes, 144A(a)	5.250	01/30/30	23,875	23,603,187
Gtd. Notes, 144A	5.500	03/01/23	1,732	1,736,078
Gtd. Notes, 144A	6.125	04/15/25	58,606	59,635,532
Gtd. Notes, 144A(a)	6.250	02/15/29	45,390	46,536,689
Gtd. Notes, 144A(a)	7.000	01/15/28	14,300	15,045,571
Gtd. Notes, 144A(a)	7.250	05/30/29	21,225	22,892,833
Sr. Sec’d. Notes, 144A(a)	5.750	08/15/27	3,895	4,167,130

Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(a)	6.000	02/01/25	31,630	23,503,708
				252,821,144
Pipelines 1.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes	5.375	09/15/24	4,075	3,405,412
Gtd. Notes, 144A(a)	5.750	01/15/28	35,170	27,521,872
DCP Midstream Operating LP,
Gtd. Notes(a)	5.125	05/15/29	4,968	4,545,749
Gtd. Notes, 144A(a)	4.750	09/30/21	8,048	7,887,406
Gtd. Notes, 144A	6.450	11/03/36	3,455	2,833,692

Energy Transfer Operating LP, Jr. Sub. Notes, Series G	7.125(ff)	–(rr)	17,725	14,890,110
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	7.000	06/15/23	16,670	15,774,369

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Global Partners LP/GLP Finance Corp., (cont’d.)
Gtd. Notes(a)	7.000%	08/01/27	14,015	$12,191,585
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A(a)	4.875	08/15/27	4,775	5,174,917
Sr. Unsec’d. Notes, 144A	7.768	12/15/37	10,100	12,047,447
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	45,573	43,635,310
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	1,252	1,220,167
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(a)	5.500	09/15/24	10,050	9,599,981
Gtd. Notes, 144A(a)	5.500	01/15/28	65,607	58,863,258
Gtd. Notes, 144A(a)	6.000	03/01/27	9,275	8,534,995
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	4.250	11/15/23	8,439	8,271,647
Gtd. Notes	5.125	02/01/25	2,350	2,339,006
Gtd. Notes	5.375	02/01/27	260	258,307
Gtd. Notes(a)	5.875	04/15/26	3,925	4,011,909
Gtd. Notes(a)	6.500	07/15/27	12,090	12,735,589
Gtd. Notes(a)	6.750	03/15/24	4,900	4,988,012
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.100(cc)	02/01/25	1,000	929,765
Sr. Unsec’d. Notes(a)	3.950	06/01/25	17,022	15,827,581
Sr. Unsec’d. Notes	4.000	07/01/22	2,291	2,250,173
Sr. Unsec’d. Notes(a)	4.050(cc)	02/01/30	28,624	25,683,370
				305,421,629
Real Estate 0.9%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	50,827	49,831,696
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	39,491	36,946,672
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A(a)	5.375	03/15/25	7,620	7,265,855
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	48,256	42,535,633
				136,579,856

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) 1.8%
Diversified Healthcare Trust,
Gtd. Notes	9.750%	06/15/25	17,550	$17,872,393
Sr. Unsec’d. Notes	6.750	12/15/21	5,475	5,314,461

ESH Hospitality, Inc., Gtd. Notes, 144A(a)	5.250	05/01/25	41,319	40,172,292
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.375	11/01/23	7,074	7,110,581
Gtd. Notes	5.375	04/15/26	22,372	22,496,613
Gtd. Notes	5.750	06/01/28	7,600	7,643,094
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series F(a)	4.500	02/01/26	20,440	19,797,973
Sr. Unsec’d. Notes, Series H(a)	3.375	12/15/29	5,385	4,800,240
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	7,250	7,121,884
Gtd. Notes	4.500	01/15/28	20,429	19,935,030

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	5.000	10/15/27	21,935	22,662,645
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	30,475	31,345,671
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	5.000	04/15/23	1,640	1,525,677
Ryman Hospitality Properties, Inc., Gtd. Notes, 144A(a)	4.750	10/15/27	8,344	7,081,393
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	5,886	5,712,854
SBA Communications Corp., Sr. Unsec’d. Notes, 144A(a)	3.875	02/15/27	12,000	12,184,731
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.250	12/01/26	25,305	25,037,410
Gtd. Notes, 144A(a)	4.625	12/01/29	25,703	25,600,774
				283,415,716
Retail 3.5%
Beacon Roofing Supply, Inc., Gtd. Notes, 144A(a)	4.875	11/01/25	16,359	15,450,160
Brinker International, Inc.,
Gtd. Notes, 144A(a)	5.000	10/01/24	9,454	8,495,889
Sr. Unsec’d. Notes	3.875	05/15/23	31,865	27,701,431

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

CEC Entertainment, Inc., Gtd. Notes(a)	8.000%	02/15/22	33,585	$3,256,728
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	8.500	10/30/25	20,475	21,278,153
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	16,853	13,557,501
Sr. Unsec’d. Notes	6.500	05/01/21	19,277	15,703,958
Sr. Unsec’d. Notes	6.750	01/15/22	19,912	16,114,142
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	40,121	11,757,647
Sr. Unsec’d. Notes	8.625	06/15/20	68,750	21,244,136
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25	87,588	57,779,085
Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24	33,149	26,767,817
L Brands, Inc.,
Gtd. Notes	5.625	02/15/22	13,000	12,627,643
Gtd. Notes	5.625	10/15/23	7,250	6,896,758

Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27	49,797	40,569,353
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	66,468	64,448,482
Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25	29,714	29,923,318
Rite Aid Corp.,
Gtd. Notes, 144A	6.125	04/01/23	33,047	30,946,323
Sr. Sec’d. Notes, 144A(a)	7.500	07/01/25	11,980	11,931,098
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23	5,200	5,027,189
Gtd. Notes(a)	5.625	12/01/25	41,423	40,465,107
Sec’d. Notes, 144A(a)	8.750	04/30/25	9,550	10,404,246
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	20,979	21,312,814
Sr. Unsec’d. Notes	5.750	03/01/25	10,152	10,112,614
Sr. Unsec’d. Notes(a)	5.875	03/01/27	14,318	14,278,832

Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	15,325	15,646,752
Yum! Brands, Inc., Sr. Unsec’d. Notes, 144A(a)	7.750	04/01/25	925	1,023,686
				554,720,862

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.1%
Microchip Technology, Inc., Gtd. Notes, 144A	4.250%	09/01/25	10,345	$10,408,899
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625	06/15/22	6,125	6,458,865
				16,867,764
Software 0.4%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	9,715	10,214,830
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Gtd. Notes, 144A(a)	5.750	03/01/25	19,550	19,576,892
Dun & Bradstreet Corp. (The), Sr. Sec’d. Notes, 144A	6.875	08/15/26	7,640	8,302,751
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	26,901	26,744,363
				64,838,836
Telecommunications 6.6%
Altice France Holding SA (Luxembourg), Gtd. Notes, 144A(a)	6.000	02/15/28	2,965	2,885,287
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A(a)	6.875	09/15/27	18,485	18,305,201
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39	20,168	20,957,597
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	24,680	25,485,368
Sr. Unsec’d. Notes, Series T(a)	5.800	03/15/22	700	728,301
Sr. Unsec’d. Notes, Series U(a)	7.650	03/15/42	24,283	25,181,665
Sr. Unsec’d. Notes, Series W	6.750	12/01/23	6,399	6,916,304
CommScope Technologies LLC,
Gtd. Notes, 144A(a)	5.000	03/15/27	2,880	2,660,075
Gtd. Notes, 144A	6.000	06/15/25	33,507	32,544,204
CommScope, Inc.,
Gtd. Notes, 144A(a)	5.500	06/15/24	10,760	10,572,732
Gtd. Notes, 144A(a)	8.250	03/01/27	5,685	5,928,659
Sr. Sec’d. Notes, 144A(a)	6.000	03/01/26	21,072	22,197,999

Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A	8.250	12/30/22	40,115	25,605,852
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A	8.250	09/30/22	23,322	1,166,100

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel Group Two Ltd. (Jamaica), (cont’d.)
Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 2.000%	9.125%	04/01/24	62,089	$2,393,228
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia),
Gtd. Notes, 144A(a)	8.000	12/31/26	10,044	5,172,402
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%(a)	13.000	12/31/25	12,743	11,277,590
Sr. Sec’d. Notes, 144A	8.750	05/25/24	11,150	10,598,998
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	38,784	37,207,707

Digicel Ltd. (Jamaica), Gtd. Notes, 144A(a)	6.750	03/01/23	134,377	61,544,903
Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	111,960	119,671,739
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes(a)	5.500	08/01/23(d)	41,035	21,953,488
Gtd. Notes, 144A(a)	9.750	07/15/25(d)	88,532	51,877,326
Sr. Sec’d. Notes, 144A(a)	8.000	02/15/24(d)	33,918	34,309,141

Intelsat Luxembourg SA (Luxembourg), Gtd. Notes(a)	8.125	06/01/23(d)	37,260	2,059,167
Intrado Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	96,223	69,380,384
Level 3 Financing, Inc.,
Gtd. Notes	5.125	05/01/23	7,250	7,251,157
Gtd. Notes(a)	5.375	08/15/22	1,035	1,036,594
Gtd. Notes(a)	5.375	01/15/24	5,000	5,068,021
Gtd. Notes(a)	5.625	02/01/23	827	827,446

ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	34,514	32,587,024
Qwest Corp., Sr. Unsec’d. Notes(a)	6.750	12/01/21	15,620	16,441,614
Sprint Capital Corp.,
Gtd. Notes(a)	6.875	11/15/28	16,317	20,169,278
Gtd. Notes(a)	8.750	03/15/32	40,832	58,834,361
Sprint Communications, Inc.,
Sr. Unsec’d. Notes	6.000	11/15/22	9,000	9,585,266
Sr. Unsec’d. Notes	11.500	11/15/21	8,775	9,805,930
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	2,530	2,870,058
Gtd. Notes	7.250	09/15/21	33,735	35,463,101
Gtd. Notes	7.625	02/15/25	42,223	49,339,071
Gtd. Notes(a)	7.875	09/15/23	7,450	8,443,846

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Gtd. Notes(a)	5.125%	04/15/25	7,000	$7,165,714
Gtd. Notes	6.000	03/01/23	12,503	12,641,072
Gtd. Notes(a)	6.000	04/15/24	5,731	5,847,942
Gtd. Notes	6.375	03/01/25	8,052	8,300,265
Gtd. Notes(a)	6.500	01/15/24	675	690,579
Gtd. Notes	6.500	01/15/26	5,950	6,285,009

Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	88,868	90,930,097
Zayo Group Holdings, Inc., Sr. Unsec’d. Notes, 144A(a)	6.125	03/01/28	25,669	25,431,799
				1,043,596,661
Transportation 0.5%
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125	09/01/23	10,750	10,916,884
Gtd. Notes, 144A(a)	6.250	05/01/25	5,310	5,540,843
Gtd. Notes, 144A	6.500	06/15/22	12,168	12,184,028
Gtd. Notes, 144A(a)	6.750	08/15/24	40,852	42,856,964
				71,498,719
Total Corporate Bonds (cost $12,414,964,900)				11,748,945,972

	Shares
Common Stocks 0.5%
Chemicals 0.0%
Hexion Holdings Corp. (Class B Stock)*	339,630	2,632,132
Electric Utilities 0.4%
GenOn Energy Holdings, Inc. (Class A Stock)*^	193,537	44,513,510
Keycon Power Holdings LLC*^	81,888	20,308,224
		64,821,734
Independent Power & Renewable Electricity Producers 0.1%
Vistra Energy Corp.	342,429	6,999,249

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media 0.0%
Mood Media Corp.*^	669,375	$134
Mood Media Corp.*^	546,428	109
		243
Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)(a)	55,828	144,589
Total Common Stocks (cost $49,477,333)		74,597,947
Exchange-Traded Funds 5.9%
iShares 0-5 Year High Yield Corporate Bond ETF(a)	1,406,680	60,374,706
iShares Broad USD High Yield Corporate Bond ETF(a)	2,769,113	105,669,352
iShares iBoxx High Yield Corporate Bond ETF(a)	4,854,830	400,135,088
SPDR Bloomberg Barclays High Yield Bond ETF(a)	2,681,517	273,487,919
SPDR Bloomberg Barclays Short Term High Yield Bond ETF(a)	3,500,000	87,885,000
Total Exchange-Traded Funds (cost $860,645,379)		927,552,065
Preferred Stocks 0.0%
Capital Markets 0.0%
Goldman Sachs Group, Inc. (The), Series K, 6.375%	87,000	2,343,780
Construction Materials 0.0%
New Millennium Homes LLC*^	2,000	34,000
Media 0.0%
Adelphia Communications Corp.^	20,000	20
Total Preferred Stocks (cost $2,193,416)		2,377,800

	Units
Warrants* 0.0%
Chemicals
Hercules, Inc., expiring 03/31/29 (cost $0)	230	—

Total Long-Term Investments (cost $15,027,413,324)		14,385,510,837

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 23.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,281,802,577	$1,281,802,577
PGIM Institutional Money Market Fund (cost $2,361,038,408; includes $2,359,695,436 of cash collateral for securities on loan)(b)(w)	2,361,912,681	2,362,148,872

Total Short-Term Investments (cost $3,642,840,985)		3,643,951,449

TOTAL INVESTMENTS 114.2% (cost $18,670,254,309)		18,029,462,286
Liabilities in excess of other assets(z) (14.2)%		(2,241,458,555)

Net Assets 100.0%		$15,788,003,731

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $241,755,779 and 1.5% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,308,964,332; cash collateral of $2,359,695,436 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of May 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,547	2 Year U.S. Treasury Notes	Sep. 2020	$562,489,031	$113,892
518	5 Year Euro-Bobl	Sep. 2020	77,395,794	57,046
189	5 Year U.S. Treasury Notes	Sep. 2020	23,743,125	27,542
6,796	10 Year U.S. Treasury Notes	Sep. 2020	945,068,750	2,049,994
731	20 Year U.S. Treasury Bonds	Sep. 2020	130,392,125	337,228
95	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	20,712,969	(62,474)
21	Euro Schatz Index	Sep. 2020	2,612,819	914
				2,524,142
Short Position:
1,208	10 Year Euro-Bund	Jun. 2020	231,258,581	(2,166,913)
				$357,229
Forward foreign currency exchange contracts outstanding at May 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	EUR	18,246	$19,904,495	$20,255,469	$350,974	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/20	HSBC Bank USA, N.A.	EUR	18,246	$19,718,350	$20,255,469	$—	$(537,119)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	18,246	19,916,537	20,267,679	—	(351,142)
				$39,634,887	$40,523,148	—	(888,261)
						$350,974	$(888,261)

PGIM High Yield Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at May 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.34.V3	06/20/25	5.000%(Q)	185,037	$9,972,996	$1,783,889	$(8,189,107)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).